Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2015
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Putnam Absolute Return 100 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Absolute Return 100 Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Putnam Absolute Return 300 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Absolute Return 300 Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Putnam Absolute Return 500 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Absolute Return 500 Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 964
Putnam Absolute Return 700 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Absolute Return 700 Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Putnam Dynamic Asset Allocation Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Dynamic Asset Allocation Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other expenses	rr_OtherExpensesOverAssets	0.92%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,218
Putnam Dynamic Asset Allocation Equity Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,531
Putnam Dynamic Asset Allocation Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.92%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	759
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,743

[1]	Management fees are subject to a performance adjustment.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 2/28/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	Although the fund's distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.
[5]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[6]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through September 30, 2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.